Administrative Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expense [text block] [Abstract]
Administrative Expenses
35.	Administrative Expenses:

For the year ended December 31, 2018, 2019 and 2020, administrative expenses are detailed as follows:

	2018	2019	2020
	MCh$	MCh$	MCh$
General administrative expenses
Information technology and communications	79,300	92,264	99,763
Maintenance and repair of property and equipment	36,716	50,297	48,218
External advisory services and professional services fees	16,690	21,099	14,650
Office supplies	8,535	9,366	11,094
Surveillance and securities transport services	11,828	11,533	10,787
Insurance premiums	5,286	5,851	8,273
External service of financial information	4,787	5,461	5,912
Energy, heating and other utilities	5,676	5,697	5,556
Expenses for short-term leases and low value	—	5,801	4,729
Postal box, mail, postage and home delivery services	6,045	5,131	4,218
Legal and notary expenses	4,398	3,996	4,182
External service of custody of documentation	3,088	3,315	3,359
Donations	1,982	2,238	2,818
Representation and travel expenses	3,763	3,657	2,780
Other expenses of obligations for lease agreements	—	2,797	2,684
Office rental and equipment and ATM	34,773	—	—
Other general administrative expenses	8,591	5,227	4,495
Subtotal	231,458	233,730	233,518

Outsource services
Credit pre-evaluation	21,952	19,159	12,241
External technological developments expenses	9,984	9,459	11,371
Data processing	8,562	10,129	9,333
Certification and technology testing	6,823	7,460	6,062
Other	3,577	3,470	2,435
Subtotal	50,898	49,677	41,442

Board expenses
Board of Directors Compensation	2,511	2,509	2,795
Other Board expenses	298	194	30
Subtotal	2,809	2,703	2,825

Marketing expenses
Advertising	31,375	27,808	23,561
Subtotal	31,375	27,808	23,561

Taxes, payroll taxes and contributions
Contribution to the banking regulator	9,548	10,285	11,408
Real estate contributions	2,823	2,856	4,054
Patents	1,243	1,209	1,284
Other taxes	1,323	1,437	789
Subtotal	14,937	15,787	17,535
Total	331,477	329,705	318,881